Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Operating lease expenses under non-cancellable operating lease contracts recognized	¥ 10,356	¥ 9,597